COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	Apr. 07, 2024	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Settlement amount		$ 750,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to litigation settlement	$ 9,250